Allowance for Credit Losses	12 Months Ended
Dec. 31, 2021
Allowance For Credit Loss [Abstract]
Allowance for Credit Losses

(6) Allowance for Credit Losses

The Company’s allowance for credit losses is estimated based on historical losses, current economic conditions, and ongoing review of the credit worthiness, but not limited to, each lessee’s payment history, lessee credit ratings, management’s current assessment of each lessee’s financial condition and the recoverability.

Accounts Receivable

The allowance for credit losses included in accounts receivable, net, amounted to $1,290 and $2,663 as of December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, the allowance for credit losses related to the billed amounts under the container leaseback financing receivable and finance leases that were included in accounts receivable, net, amounted to $592 and $735, respectively.

Net Investment in Finance Leases and Container Leaseback Financing Receivable

The allowance for credit losses related to unbilled amounts under finance leases and included in net investment in finance leases, net, amounted to $743 and $1,333 as of December 31, 2021 and 2020, respectively. The allowance for credit losses related to unbilled amounts under the financing arrangements and included in container leaseback financing receivable, net, amounted to $113 and $424 as of December 31, 2021 and 2020, respectively.

As of December 31, 2021, the Company’s net investment in finance leases and container leaseback financing receivable are primarily comprised of the largest shipping lines under “Tier 1” risk rating which represented 89.1% and 90.6%, respectively, of the Company’s portfolio (see Note (f) “Nature of Business and Summary of Significant Accounting Policies” for description of internal risk ratings).

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of December 31, 2021:

	Year Ended December 31, 2021	2020	2019	2018	2017	Prior	Total
Tier 1	$859,924	$594,567	$105,141	$33,410	$6,864	$9,500	$1,609,406
Tier 2	86,117	37,232	33,959	18,612	5	4,910	180,835
Tier 3	7,712	2,347	5,855	535	—	143	16,592
Net investment in finance leases	$953,753	$634,146	$144,955	$52,557	$6,869	$14,553	$1,806,833

Tier 1	$12,108	$107,758	$201,114	$—	$—	$—	$320,980
Tier 2	5,290	—	27,990	—	—	—	33,280
Container leaseback financing receivable	$17,398	$107,758	$229,104	$—	$—	$—	$354,260